Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,152,000
Previously Paid Amount	0.00
Total Fee Amount	329.47
Total Offset Amount	0.00
Net Fee	329.47
Narrative - Max Aggregate Offering Price	$ 2,152,000
Final Prospectus	true